Loans and borrowings - Summary Of Reconciliation Of Liabilities Arising From Financing Activities (Detail) - RUB (₽) ₽ in Thousands		12 Months Ended
	Mar. 13, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning Balance		₽ 6,443,532	₽ 6,840,518		₽ 4,909,099
Changes from financing cash flows
Bank loan received			270,000	[1]	2,000,000	[2]
Bank loan origination fees					(14,412)
Bank and Other loan repaid		(1,325,000)	(690,000)	[1]	(100,000)	[2]
Other loan received			270,000
Acquisition of non-controlling interest		(2,107)
Dividends paid		(1,264,957)	(77,629)
Repayment of lease liabilities		(61,376)
Distribution to shareholders					(3,109,631)
Dividends paid to non-controlling interest					(49,804)
Total changes from financing cash flows		(2,653,440)	(497,629)		(1,273,847)
Other changes
Interest accrued		598,859	644,326		706,036
Interest paid		(582,420)	(624,003)		(663,430)
New leases, including modifications		9,147
Distributions to shareholders and non-controlling interest		1,286,805	79,850		3,428,226
Forex gain		(26,844)
Foreign currency translation differences		579	470
Offset of shareholders' loans					(265,566)
Total other changes		1,286,126	100,643		3,205,266
Ending Balance		5,419,673	6,443,532		6,840,518
Bank Loan [member]
Changes from financing cash flows
Bank loan received					2,000,000
Bank and Other loan repaid		(1,055,000)	(690,000)		(100,000)
Other Loan [member]
Changes from financing cash flows
Bank and Other loan repaid	₽ (270,000)	(270,000)
Bank And Other Loans And Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance		6,437,616	6,837,293		4,909,099
Changes from financing cash flows
Bank loan origination fees					(14,412)
Other loan received			270,000
Total changes from financing cash flows		(1,325,000)	(420,000)		1,885,588
Other changes
Interest accrued		565,918	644,326		706,036
Interest paid		(549,479)	(624,003)		(663,430)
Total other changes		16,439	20,323		42,606
Ending Balance		5,129,055	6,437,616		6,837,293
Bank And Other Loans And Borrowings [member] | Bank Loan [member]
Changes from financing cash flows
Bank loan received					2,000,000
Bank and Other loan repaid		(1,055,000)	(690,000)		(100,000)
Bank And Other Loans And Borrowings [member] | Other Loan [member]
Changes from financing cash flows
Bank and Other loan repaid		(270,000)
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance		343,455
Changes from financing cash flows
Repayment of lease liabilities		(61,376)
Total changes from financing cash flows		(61,376)
Other changes
Interest accrued		32,941
Interest paid		(32,941)
New leases, including modifications		9,147
Foreign currency translation differences		(608)
Total other changes		8,539
Ending Balance		290,618	343,455
Dividends Payables To Shareholders [member]
Changes from financing cash flows
Dividends paid		(1,133,501)
Distribution to shareholders					(3,109,631)
Total changes from financing cash flows		(1,133,501)			(3,109,631)
Other changes
Distributions to shareholders and non-controlling interest		1,160,345			3,375,197
Forex gain		(26,844)
Offset of shareholders' loans					(265,566)
Total other changes		1,133,501			3,109,631
Dividends Payables To Noncontrolling Interests [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance		5,916	3,225
Changes from financing cash flows
Acquisition of non-controlling interest		(2,107)
Dividends paid		(131,456)	(77,629)
Dividends paid to non-controlling interest					(49,804)
Total changes from financing cash flows		(133,563)	(77,629)		(49,804)
Other changes
Distributions to shareholders and non-controlling interest		126,460	79,850		53,029
Foreign currency translation differences		1,187	470
Total other changes		127,647	80,320		53,029
Ending Balance			5,916		₽ 3,225
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance		₽ 6,786,987
Other changes
Ending Balance			₽ 6,786,987

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.